FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2021
FINANCIAL INCOME (EXPENSES), NET
FINANCIAL INCOME (EXPENSES), NET

NOTE 15:-   FINANCIAL INCOME (EXPENSES), NET

	Year Ended December 31,
	2021	2020	2019
Financial expenses:
Interest	$(621)	$(657)	$(198)
Loss related to non-hedging derivative instruments	(12)	—	—
Amortization of marketable securities premiums and accretion of discounts, net	(1,387)	(172)	(80)
Exchange rate differences	(293)	(1,975)	(2,171)
Other	(252)	(171)	(322)

	(2,565)	(2,975)	(2,771)
Financial income:
Gain related to non-hedging derivative instruments	—	17	—
Interest and other	2,688	1,255	1,010

	2,688	1,272	1,010

Financial income (expenses), net	$123	$(1,703)	$(1,761)